Schedule of current tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current period		$ (57)
Income tax expense		$ (57)